Schedule of Net Income (loss) Per Common Share (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Allocation of net income (loss)	$ (70,164)	$ (128,938)	$ (127,116)
Weighted-average shares outstanding	2,025,827	14,375,000	14,375,000	13,982,407
Basic and diluted net income (loss) per share	$ (0.03)	$ (0.01)	$ (0.01)	$ 0.05
Common Class B [Member]
Allocation of net income (loss)	$ (142,483)	$ (42,979)	$ (42,372)	$ 216,337
Weighted-average shares outstanding	4,113,889	4,791,667	4,330,522	4,791,667
Basic and diluted net income (loss) per share	$ (0.03)	$ (0.01)	$ (0.01)	$ 0.05
Common Stock [Member] | Common Class A [Member]
Allocation of net income (loss)				$ 631,285
Weighted-average shares outstanding				13,982,407
Basic and diluted net income (loss) per share				$ 0.05